Restatements (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Statement of Operations
Cost of revenues	$ 271,363	$ 516,057
Selling, general and administrative expenses	448,857	484,271
Net loss	$ (2,639,472)	$ (479,073)	$ (2,639,472)
Loss per share	$ (0.00)	$ (0.01)
Previously Recorded Balance [Member]
Statement of Operations
Cost of revenues	$ 428,031
Selling, general and administrative expenses	572,297
Net loss	$ (479,073)
Loss per share	$ (0.01)
Corrected Balance [Member]
Statement of Operations
Cost of revenues	$ 516,057
Selling, general and administrative expenses	484,271
Net loss	$ (479,073)
Loss per share	$ (0.01)
Correction Made [Member]
Statement of Operations
Cost of revenues	$ 88,026
Selling, general and administrative expenses	88,026
Net loss	$ 0
Loss per share	$ 0